Derivatives Instruments (Derivative Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
HFT derivatives
Derivative Assets	$ 241	$ 152
Derivative Liabilities	850	359
Other derivatives
Other, Derivative Assets	11	15
Other, Derivative Liabilities	0	1
Derivative Assets
Total gross current derivative assets	493	184
Impact of master netting agreements with intent to settle net or simultaneously, Derivative Assets	(192)	(86)
Derivative Asset, Total	301	98
Derivative Liabilities
Total gross current derivative liabilities	874	424
Impact of master netting agreements with intent to settle net or simultaneously, Derivative Liabilities	(192)	(86)
Derivative Liabilities, Total	682	338
Equity derivatives
Other derivatives
Other, Derivative Assets	11	0
Other, Derivative Liabilities	0	1
Foreign exchange forwards
Other derivatives
Other, Derivative Assets	0	15
Other, Derivative Liabilities	0	0
Interest rate swaps
Cash flow hedges
Cash flow hedges, Derivative Assets	0	1
Cash flow hedges, Derivative Liabilities	0	0
Power swaps and physical contracts
HFT derivatives
Derivative Assets	33	13
Derivative Liabilities	32	13
Natural gas swaps, futures, forwards, physical contracts and related transportation
HFT derivatives
Derivative Assets	208	139
Derivative Liabilities	818	346
Regulatory deferral
HFT derivatives
Derivative Assets	241	16
Derivative Liabilities	24	64
Derivative Assets
Impact of master netting agreements with intent to settle net or simultaneously, Derivative Assets	(4)	(2)
Derivative Liabilities
Impact of master netting agreements with intent to settle net or simultaneously, Derivative Liabilities	(4)	(2)
Regulatory deferral | Commodity swaps and forwards | Power
HFT derivatives
Derivative Assets	83	10
Derivative Liabilities	8	34
Regulatory deferral | Commodity swaps and forwards | Coal
HFT derivatives
Derivative Assets	22	1
Derivative Liabilities	1	6
Regulatory deferral | Commodity swaps and forwards | Natural gas
HFT derivatives
Derivative Assets	20	4
Derivative Liabilities	7	2
Regulatory deferral | Commodity swaps and forwards | Heavy fuel oil purchases
HFT derivatives
Derivative Assets	21	1
Derivative Liabilities	0	5
Regulatory deferral | Foreign exchange forwards
HFT derivatives
Derivative Assets	7	0
Derivative Liabilities	8	17
Regulatory deferral | Physical natural gas purchases and sales [Member]
HFT derivatives
Derivative Assets	88	0
Derivative Liabilities	0	0
HFT derivatives
Derivative Assets
Impact of master netting agreements with intent to settle net or simultaneously, Derivative Assets	(188)	(84)
Derivative Liabilities
Impact of master netting agreements with intent to settle net or simultaneously, Derivative Liabilities	$ (188)	$ (84)